Prospectus Supplement                                          220685 12/04
dated December 15, 2004 to:

PUTNAM CLASSIC EQUITY FUND

Prospectuses dated March 30, 2004

The third paragraph and table under the heading "Who manages the fund?" are replaced with the following:

The following team members coordinate the team's management of the fund's portfolio. Their experience as investment professionals over the last five years is shown.

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Portfolio leaders             Since   Experience
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Ronald J. Bukovac             2004    1997 - Present    Putnam Management
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Michael J. Abata              2004    1997 - Present    Putnam Management
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